Convertible Debt Disclosure (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2015	Mar. 11, 2015	Oct. 17, 2014	Dec. 12, 2012
Shares of common stock issued for debt conversion		1,750,000
Accrued interest on note		$ 207,284	$ 143,024
Convertible debt, net	$ 562,495	532,616	419,568
Debt discount		337,496
Fife Note December 2012
Convertible note							$ 325,000
Iliad Note October 2014
Convertible note						$ 450,000
Fife, Typenex and Iliad Convertible Debt
Convertible note	7,123	7,123	19,393
Amount of debt reduced		$ 15,138	$ 15,640
Shares of common stock issued for debt conversion		1,750,000	23,000
Accrued interest on note	201	$ 54	$ 1,457
Fife, Typenex and Iliad- additional 2014
Convertible note	329,175	329,175	329,175
Accrued interest on note	151,101	141,487	104,823
Vis Vires Group Debt (now111 Recovery Corp)
Convertible note	14,900	38,000	38,000		$ 38,000
Amount of debt reduced	$ 23,100		$ 16,800
Shares of common stock issued for debt conversion	1,160,804		18,667
Accrued interest on note	$ 17,589	20,411	$ 9,520
Vis Vires Group Debt 2 (now111 Recovery Corp)
Convertible note	33,000	33,000	33,000	$ 33,000
Accrued interest on note	30,344	31,953	$ 9,644
Sims Investment Holdings Note Payable
Convertible note	125,000	125,000
Accrued interest on note	6,083	9,514
Auctus Funds Promissory Note
Convertible note		125,000
Crown Bridge Partners Promissory Note
Convertible note	25,000	25,000
Accrued interest on note	1,069	438
Fidelis Capital Promissory Note
Convertible note	30,000	30,000
Accrued interest on note	1,225	467
For convertible debt
Accrued interest on note	220,286	206,234
Debt discount	$ 126,703	$ 179,682